S000026552 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	186 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2025
Russell Top 200 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		35.16%	20.56%	18.10%
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
iShares Russell Top 200 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		34.75%	20.30%	17.87%
Performance Inception Date					Sep. 22, 2009
iShares Russell Top 200 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.61%	20.10%	17.57%
iShares Russell Top 200 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.67%	16.56%	15.21%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.